Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                         Wayne, Pennsylvania 19087-5525
                              Phone (610) 647-4100


                                          January 5, 1999



VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   PBHG Advisor Funds, Inc. (File numbers: 333-44193 and 811-08605)
            ----------------------------------------------------------------


Ladies and Gentlemen:

     On behalf of PBHG Advisor Funds, Inc. (the "Registrant"), attached herewith for filing pursuant to Rule 497 under the Securities and Exchange Act of 1933 is an electronic version of a Supplement dated January 5, 1999 to the Registrant's Prospectus dated July 14, 1998.

     If you have any questions, please do not hesitate to call the undersigned at (610) 578-1207.


                                    Sincerely,

                                    /s/ Meghan M. Mahon
                                    ------------------------
                                    Meghan M. Mahon

Attachment

                            PBHG ADVISOR FUNDS, INC.
                           (the "PBHG Advisor Funds")

                        SUPPLEMENT DATED JANUARY 5, 1999
                      TO THE PROSPECTUS DATED JULY 14, 1998


     This Supplement updates certain information contained in the Prospectus, as supplemented September 8, 1998, October 20, 1998 and December 29, 1998. You should retain this Supplement, the Prospectus and all other Supplements for future reference.

     The following PBHG Advisor Funds have ceased investment operations and, therefore, their shares are no longer available for purchase:

                  PBHG Advisor Large Cap Concentrated Fund
                  PBHG Advisor Cash Reserves Fund
                  PBHG Blue Chip Growth Fund